Loss per share (Tables)	12 Months Ended
Dec. 31, 2017
Loss per share
Schedule of basic and diluted loss per share

	Year ended Dec 31, 2017	Year ended Dec 31, 2016	Year ended Dec 31, 2015
	US $	US $	US $
Loss after taxation	(44,810,366)	(40,324,302)	(8,516,699)

Basic and diluted weighted average shares in issue	231,530,091	116,558,191	61,225,922

Basic and diluted loss per share	(0.19)	(0.35)	(0.14)

Schedule of potentially dilutive securities have been excluded from the computation of diluted weighted average shares outstanding , as they would be antidilutive
	2017	2016	2015
Convertible promissory notes	—	—	14,510,770
Warrants	49,399,947	5,726,364	6,925,962
Share options	17,065,534	6,810,357	7,182,674

	66,465,481	12,536,721	28,619,406